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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  11975 El Camino Real, Suite 300
          San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 5/13/04


Report Type (Check only one.):

[ X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $107,517

This amended Form 13F lists one or more securities positions previously omitted from the Form 13F filed by the Company for the quarter ended December 31, 2003. This securities position was subject to a request for confidential treatment. The Company has determined that such treatment is no longer warranted, has been denied, or otherwise is required to be disclosed, and does not address any other position included or omitted from that Form 13F.


List of Other Included Managers:
NONE








                                                      FORM 13F INFORMATION TABLE

                              TITLE                 VALUE     SHARES/   SH/  PUT/  INVSTMT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER           OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE   SHARED  NONE
--------------------         --------  ---------   --------   --------  ---  ----  -------   ---------   -----  ------  ----
Mellon Financial Corp.         COM     58551A108   $107,517  3,348,400  SH         SOLE                  3,348,400
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